Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2020
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Costs of services and general and administrative costs

3. Costs of services and general and administrative costs

Continuing operations	2020 £m	2019 £m	2018 1 £m
Costs of services	9,987.9	10,825.1	10,559.1
General and administrative costs	4,293.0	1,113.1	1,242.3
	14,280.9	11,938.2	11,801.4
Costs of services and general and administrative costs include:

Continuing operations	2020 £m	2019 £m	2018 1 £m
Staff costs (note 5)	6,556.5	7,090.6	6,950.6
Establishment costs	638.5	672.9	756.6
Media pass-through costs	1,555.2	1,656.2	1,458.0
Other costs of services and general and administrative costs 2	5,530.7	2,518.5	2,636.2
	14,280.9	11,938.2	11,801.4
Included within costs of services and general administrative costs are the following:
Continuing operations	2020 £m	2019 £m	2018 1 £m
Goodwill impairment (note 14)	2,822.9	47.7	176.5
Investment and other write-downs	296.2	7.5	2.0
Restructuring and transformation costs	80.7	153.5	265.5
Restructuring costs in relation to Covid-19	232.5	–	–
Litigation settlement	25.6	(16.8)	–
Gain on sale of freehold property in New York	–	(7.9)	–
Amortisation and impairment of acquired intangible assets	89.1	121.5	201.8
Amortisation of other intangible assets	35.2	21.2	20.7
Depreciation of property, plant and equipment	174.8	185.5	188.6
Depreciation of right-of-use assets	331.9	301.6	–
Losses on sale of property, plant and equipment	0.3	3.2	0.6
Gains on disposal of investments and subsidiaries	(7.8)	(40.4)	(237.9)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.6)	(0.4)	(2.0)
Net foreign exchange losses/(gains)	5.9	6.1	(13.0)
Short-term lease expense	36.7	83.8	–
Low-value lease expense	2.3	2.9	–

Note
s
1	Figures have been restated as described in the accounting policies.
2	Other costs of services and general and administrative costs include £685.6 million (2019: £731.4 million, 2018: £713.0 million) of other pass-through costs.

In 2020, operating profit includes credits totalling £46.3 million (2019: £26.9 million, 2018: £25.6 million) relating to the release of excess provisions and other balances established in respect of acquisitions completed prior to 2019. Further details of the Group’s approach to acquisition reserves, as required by IFRS 3 Business Combinations, are given in note
29
.

Amortisation and impairment of acquired intangibles in 2020 includes an impairment charge in the year of £21.6 million (2019: £26.5 million, 2018: £89.1 million) in regard to certain brand names that are no longer in use and customer relationships where the underlying clients have been lost.

Further details of the goodwill impairment charge of £2,822.9 million are provided in note
14
. In 2019, the goodwill impairment charge of £47.7 million relates to a number of under-performing businesses in the Group where the impact of past, local economic conditions and trading circumstances on these businesses was
sufficiently severe to indicate impairment to the carrying value of goodwill. In 2018, the goodwill impairment charge of £176.5 million primarily relates to a charge of £142.8 million on VMLY&R.

Investment and other write-downs of £296.2 million primarily relate to the impairment of certain investments in associates, including £255.6 million in relation to Imagina in Spain. Further details of the Group’s impairment review are provided in note
14
.

Gains on disposal of investments and subsidiaries of £40.4 million in 2019 include a gain of £28.6 million on the disposal of the Group’s interest in Chime. Gains on disposal of investments and subsidiaries of £237.9 million in 2018 include a gain of £185.3 million on the disposal of the Group’s interest in Globant S.A.

Restructuring costs in relation to Covid-19 of £232.5 million primarily relate to severance and property costs which the Group undertook in response to the Covid-19 pandemic. As management continues to assess the impact of Covid-19 on long-term working practices and the Group’s real estate portfolio, further impairments may occur in the future.

Restructuring and transformation costs of £80.7 million (2019: £153.5 million, 2018: £265.5 million)
are in relation to the continuing restructuring plan, first outlined on the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size under-performing businesses, address high-cost severance markets and simplify operational structures. Further restructuring and transformation costs will be incurred in 2021.

Total impairment charges included in restructuring costs of £196.7 million consist of £147.6 million within restructuring costs in relation to Covid-19 and £49.1 million within restructuring and transformation costs. These impairment charges include £117.0 million in relation to right-of-use assets and £79.7 million of related property, plant and equipment, arising from the Group’s reassessment of its property requirements as a result of effective remote working practises during the Covid-19 pandemic and continued focus on campuses.

In 2020, a provision of £25.6 million was made for potential legal settlements. In 2019, the Group received £16.8 million in settlement of a class action lawsuit against Comscore Inc. for providing materially false and misleading information regarding their company and its financial performance.

In 2020, the Group received £77.1 million of aid from governments around the world in relation to the Covid-19 pandemic, predominantly in Western Continental Europe and Asia Pacific, which is included as a credit in other staff costs.

In March 2019, the Group entered into a sale and leaseback agreement for its office space at 3 Columbus Circle in New York. The Group sold the freehold for proceeds of £159.0 million and simultaneously entered into a 15-year lease. The net gain recognised from the sale and leaseback is £7.9 million.

Auditors’ remuneration:

	2020 £m	2019 £m	2018 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.9	1.5	1.4
The audit of the Company’s subsidiaries pursuant to legislation	22.9	28.0	25.2	1
Other services pursuant to legislation	4.5	5.0	4.2
Fees payable to the auditors pursuant to legislation	29.3	34.5	30.8
Audit-related services 2	1.1	8.2	4.7
Tax compliance services	0.1	–	0.1
Total other fees	1.2	8.2	4.8
Total fees	30.5	42.7	35.6

Notes
1	Includes a true-up of £3.5 million.
2	Audit-related services include audits for earnout purposes.